INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

12.    INCOME TAXES

United States and foreign loss from operations before income taxes was as follows:

	For the Year Ended December 31,
	2021	2020
United States	$(5,039)	$—
Foreign	(12,087)	(23,133)
Loss before income taxes	$(17,126)	$(23,133)

A reconciliation of the statutory income tax rate to the Company’s effective tax rate consists of the following:

	For the Year Ended December 31,
	2021	2020
Taxes at domestic rate	21.0%	19.0%
Non-US statutory rates	(0.8)%	—%
Permanent items	(7.3)%	(1.9)%
Change in valuation allowance	(22.4)%	(9.4)%
Loss on conversion of note and associated interest	—%	(8.4)%
Statutory Rate Change	9.6%	—%
Other	(0.1)%	0.7%
Effective tax rate	—%	—%

Prior to the reorganization, domestic refers to UK tax jurisdiction and foreign refers to all non-UK tax jurisdictions.

The components of income tax provision/(benefit) are as follows:

December 31,
	2021	2020
Current
Federal	—	—
State	—	—
Foreign	—	—
Total Current	$—	$—

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$7,506	$3,931
Convertible notes payable discount and embedded derivative	—	—
Property plant and equipment	(190)	(129)
Other	229	14
	7,545	3,816
Valuation allowance	(7,545)	(3,816)
Deferred tax assets, net of allowance	$—	$—

The Company recorded a full valuation allowance against its net deferred tax assets as of December 31, 2021 and 2020. The Company considered the positive and negative evidence bearing upon its ability to realize the deferred tax assets. In addition to the Company’s history of cumulative losses, the Company cannot be certain that future taxable income will be sufficient to realize its deferred tax assets. Accordingly, a full valuation allowance has been provided against its net deferred tax assets. When the Company changes its determination as to the amount of its deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to the provision for income taxes in the period in which such determination is made.

As of December 31, 2021 and 2020, the Company had net operating loss carry-forwards of approximately $30,674 thousand and $20,691 thousand, respectively. The net operating loss carry-forwards were generated in the tax years from 2009 to 2021 with an unlimited carry-forward period. The Company has no uncertain tax positions, or penalties and interest accrued, that if recognized would reduce net operating loss carry-forwards or effect tax expense.

The Company files tax returns as prescribed by the tax laws in the Unites States and United Kingdom in which they operate. In the normal course of business, the Company is subject to examination by the federal jurisdiction based on the statute of limitations. As of December 31, 2021, open years related to the United Kingdom are 2020 and 2019.

The Company has no open tax audits with any taxing authority as of December 31, 2021.